Shareholders’ (Deficiency) Equity (Details) - Schedule of Summary of the Status of RSUs Under the Plan - Number of RSU [Member]	12 Months Ended
Dec. 31, 2023 shares
Shareholders’ (Deficiency) Equity (Details) - Schedule of Summary of the Status of RSUs Under the Plan [Line Items]
at the beginning of year	924,867
Granted	458,911
Vested	(453,831)
Forfeited and cancelled	(116,679)
at the end of year	813,268